Label	Element	Value
Sentinel Capital Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000225843_SupplementTextBlock	The Sentinel Funds Class A, Class C, Class S and Class I Supplement dated September 30, 2013 to the Prospectus dated March 30, 2013, as supplemented to date
Risk/Return [Heading]	rr_RiskReturnHeading	Sentinel Capital Growth Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Fund Summaries – Sentinel Capital Growth Fund – Principal Investment Strategies.  The first three paragraphs in this section of the Prospectus are hereby modified to read in their entirety as follows:

The Fund normally invests primarily in a broad range of common stocks of companies that Sentinel believes have attractive business models, solid management and growth potential.

Sentinel looks to invest in high quality companies that are expected to grow as a result of superior investments, strong capital stewardship and unique positioning in attractive business segments.  When selecting investments, the focus is on company-specific variables, such as competitive industry dynamics, market leadership, proprietary products and services, and management expertise, as well as on financial characteristics, such as returns on sales and equity, debt/equity ratios and earnings and cash flow growth. In addition, Sentinel looks for companies that it perceives to be attractively valued relative to their future growth prospects, as well as to the market as a whole.

The Fund may invest in any economic sector, and at times may emphasize one or more particular sectors. The Fund may invest up to 25% of its net assets in a single industry.  While the Fund typically focuses on securities of U.S. companies, it may, without limitation, invest in securities of foreign issuers.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Fund Summaries – Sentinel Capital Growth Fund – Principal Investment Risks.  The following investment risk is added to the existing list of the Fund’s Principal Investment Risks:

  Foreign Banks and Securities Depositories Risk. Some foreign banks and securities depositories in which the Fund generally holds its foreign securities may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Fund's ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt.